LEASES	12 Months Ended
Dec. 31, 2013
LEASES
LEASES

13. LEASES

  (a)
  Capital leases

    The Company has entered into sale-leaseback agreements with third parties for various fixed and mobile equipment within Canada. These arrangements represent sale-leaseback transactions in accordance with ASC 840-40 – Sale-Leaseback Transactions. The sale-leaseback agreements have an average effective annual interest rate of 5.9% and the average length of the contracts is 4.7 years.

    All of the sale-leaseback agreements have end of lease clauses that qualify as bargain purchase options that the Company expects to execute. As at December 31, 2013, the total gross amount of assets recorded under sale-leaseback capital leases amounted to $37.6 million (2012 – $33.9 million).

    The Company has agreements with third party providers of mobile equipment that are used at the Meadowbank mine. These arrangements represent capital leases in accordance with the guidance in ASC 840-30 – Capital Leases. The leases for mobile equipment at the Meadowbank mine are for five years and the effective annual interest rate on these leases is 5.5%.

    The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2013:

Minimum Capital Lease Payments

2014	$12,776

2015	5,678

2016	2,268

2017	2,268

2018	2,268

Thereafter	–

Total minimum lease payments	25,258

Less amount representing interest	1,380

Present value of net minimum lease payments	$23,878

    The Company's capital lease obligations are comprised of the following:

	As at December 31,

	2013	2012

Total future lease payments	$25,258	$26,668

Less: interest	1,380	1,605

	23,878	25,063

Less: current portion	12,035	12,955

Long-term portion of capital lease obligations	$11,843	$12,108

    At December 31, 2013, the gross amount of assets recorded under capital leases, including sale-leaseback capital leases was $51.8 million (2012 – $51.0 million; 2011 – $56.9 million). The charge to income resulting from the amortization of assets recorded under capital leases is included in the amortization of property, plant and mine development line item of the consolidated statements of income (loss) and comprehensive income (loss).

  (b)
  Operating leases

    The Company has a number of operating lease agreements involving office space. Some of the leases for office facilities contain escalation clauses for increases in operating costs and property taxes. Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2013 are as follows:

Minimum Operating Lease Payments

2014	$1,783

2015	1,032

2016	822

2017	816

2018	836

Thereafter	2,470

Total	$7,759

    The portion of operating leases relating to rental expense was $1.6 million in 2013 (2012 – $1.1 million; 2011 – $0.9 million).